Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Details of the stock option transactions for the years ended December 31, 2018 and 2017 are summarized as follows:

	Number	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (CAD$)
Outstanding as at December 31, 2016	2,001,557	5.82	2.72	1,110

Options granted	1,242,500	4.16
Options exercised	(324,000)	2.16
Options forfeited	(20,000)	5.10
Options expired	(8,000)	1.70
Outstanding as at December 31, 2017	2,892,057	5.52	3.07	69

Options granted	1,082,000	2.76
Options exercised	(267,000)	1.66
Options forfeited	(30,183)	7.27
Options expired	(157,000)	4.88
Outstanding as at December 31, 2018	3,519,874	5.04	3.07	820
Exercisable as at December 31, 2018	2,315,651	5.88	2.71	228

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
At December 31, 2018, stock options to executive officers and directors, employees and consultants were outstanding as follows:

	Options outstanding			Options exercisable
			Weighted	Weighted	Weighted
			average	average	average
			remaining	exercise	exercise
Range of		contractual	price	price
exercise prices (CAD$)	Number	life (years)	(CAD$)	Number	(CAD$)

$2.49 to $3.25	975,000	4.22	2.52	270,820	2.52
$3.26 to $4.03	800,000	3.20	4.01	547,210	4.01
$4.04 to $6.26	1,092,000	3.06	5.37	863,594	5.45
$6.27 to $13.28	652,874	1.22	9.52	634,027	9.53

	3,519,874	3.07	5.04	2,315,651	5.88

Schedule Of Nonvested Option Activity [Table Text Block]
A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2018 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2017	1,036,689	1.69
Granted	1,082,000	1.03
Vested	(914,466)	1.52

Non-vested at December 31, 2018	1,204,223	1.22

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,
	2018	2017

Dividend yield	-	-
Expected volatility	62.1%	63.7%
Risk-free interest rate	2.2%	1.2%
Expected average life of the options	4.0 years	3.8 years
Estimated forfeiture rate	-	-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Details of RSU transactions for the years ended December 31, 2018 and 2017 are summarized as follows:

	Number	Weighted average grant date fair value (USD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (USD$)
Outstanding as at December 31, 2016	119,703	$6.95	1.71	$334

RSUs granted	52,962	3.46		194
RSUs vested	(57,003)	7.59		174
RSUs forfeited	(18,706)	6.21
Outstanding as at December 31, 2017	96,956	$4.83	1.68	$147

RSUs granted	69,872	2.43		160
RSUs vested	(95,622)	4.73		202
RSUs forfeited	(22,718)	2.58
Outstanding as at December 31, 2018	48,488	$2.63	2.50	$119